BORROWINGS (Details Narrative) - Seamless Group Inc [Member] - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans payable	$ 2,100,000
Borrowings [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Interest expense	3,992,501	$ 2,565,026	$ 8,603,623	$ 4,105,464
Alexander Kong [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Loans payable	$ 1,700,000		$ 4,100,000	$ 6,000,000.0